13F-HR
6/30/07

0000889780
koong@h3

NONE
1
Michael A. Chisek
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek	New York, New York August 10, 2007

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value total:	$287,995

List of Other Included Managers:

No.	13F File Number		Name





<PAGE




















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE
OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































American Axle & Mfg Holdings
COM

024061103

26658

900000

SH



Sole



900000


BE Aerospace

COM

131193104

41300

1000000

SH



Sole



1000000


CVS Caremark Corporation

COM

126650100

25515

700000

SH



Sole



700000


Citadel Broadcasting

COM

17285T106

248

38398

SH



Sole



38398


Comcast

COM

20030N200

14679

525000

SH



Sole



525000


Corning Incorporated

COM

219350105

25550

1000000

SH



Sole



1000000


Walt Disney Company

COM

254687106

17070

500000

SH



Sole



500000


General Motors

COM

370442105

41580

1100000

SH



Sole



1100000


I H S

CL A

451734107

5920

1287000

SH



Sole



1287000


Intuitive Surgical,Inc

COM

559222401

34693

250000

SH



Sole



250000


Magna International

COM

585055106

9099

100000

SH



Sole



100000


Solutia

COM

881624209

1061

3121000

SH



Sole



3121000


Stereotaxis

COM

85916J102

3396

360000

SH



Sole



360000


UAL Corporation

COM

902549807

20295

500000

SH



Sole



500000


Verizon

COM

92343V104

16468

400000

SH



Sole



400000


General Motors WGMAJ

COM

370442905

969

12500

SH

Call

Sole



12500


General Motors WGMAH

COM

370442905

695

2076

SH

Call

Sole



2076


General Motors WGMAI

COM

370442905

425

2500

SH

Call

Sole



2500


General Motors WGMAF

COM

370442905

2375

2500

SH

Call

Sole



2500

